Consolidated Statements Of Financial Position $ in Thousands	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
ASSETS [Abstract]
Cash and cash equivalents	₩ 6,392,566,000,000		$ 5,532,294		₩ 6,747,894,000,000		₩ 6,908,286,000,000
Financial assets at fair value through profit or loss ("FVTPL")	8,069,144,000,000		6,983,249		6,126,316,000,000
Financial assets at fair value through other comprehensive income ("FVTOCI")	27,730,531,000,000		23,998,729		18,063,423,000,000
Securities at amortized cost	20,320,539,000,000		17,585,927		22,932,559,000,000
Loans and other financial assets at amortized cost	293,717,693,000,000		254,190,994		282,457,578,000,000
Investments in joint ventures and associates	806,360,000,000		697,845		361,766,000,000		417,051,000,000
Investment properties	280,239,000,000		242,526		378,196,000,000		371,301,000,000
Premises and equipments	3,364,716,000,000		2,911,913		2,450,492,000,000
Intangible assets and goodwill	844,110,000,000		730,515		597,520,000,000		518,599,000,000
Assets held for distribution (sale)	10,556,000,000		9,135		17,912,000,000
Net defined benefit asset	2,582,000,000		2,235		0
Current tax assets	47,367,000,000		40,993		20,730,000,000
Deferred tax assets	39,544,000,000		34,222		59,641,000,000
Derivative assets (Designated for hedging)	121,131,000,000		104,830		35,503,000,000
Other assets	233,646,000,000		202,204		197,653,000,000
Total assets	361,980,724,000,000		313,267,611		340,447,183,000,000
LIABILITIES [Abstract]
Financial liabilities at FVTPL	2,958,302,000,000		2,560,192		2,282,686,000,000
Deposits due to customers	264,685,578,000,000		229,065,840		248,690,939,000,000
Borrowings	18,998,920,000,000		16,442,164		16,202,986,000,000
Debentures	30,858,055,000,000	[1]	26,705,370		28,735,862,000,000	[1]
Provisions	443,980,000,000		384,232		391,313,000,000		410,470,000,000
Net Defined benefit liability	92,470,000,000		80,026		173,109,000,000
Current tax liabilities	182,690,000,000		158,105		159,078,000,000
Deferred tax liabilities	134,322,000,000		116,246		18,156,000,000
Derivative liabilities (Designated for hedging)	6,837,000,000		5,917		51,408,000,000
Other financial liabilities	17,706,767,000,000		15,323,900		21,442,524,000,000
Other liabilities	420,471,000,000		363,886		346,078,000,000
Total liabilities	336,488,392,000,000		291,205,878		318,494,139,000,000
EQUITY [Abstract]
Owners' equity	21,510,370,000,000		18,615,639		21,739,931,000,000
Capital stock	3,611,338,000,000		3,125,347		3,381,392,000,000
Hybrid securities	997,544,000,000	[2]	863,301		3,161,963,000,000	[2]
Capital surplus	626,295,000,000		542,012		285,889,000,000		285,880,000,000
Other equity	(2,249,322,000,000)		(1,946,622)		(2,213,970,000,000)		(1,939,274,000,000)
Retained earnings	18,524,515,000,000	[3],[4]	16,031,601		17,124,657,000,000	[3],[4]	15,620,006,000,000
Non-controlling interests	3,981,962,000,000	[2],[5]	3,446,094		213,113,000,000	[2],[6]
Total equity	25,492,332,000,000	[7]	22,061,733	[7]	21,953,044,000,000	[7]	₩ 20,564,900,000,000
Total liabilities and equity	₩ 361,980,724,000,000		$ 313,267,611		₩ 340,447,183,000,000

[1]	Included debentures under fair value hedge amounting to 2,956,565 million Won and 3,151,172 million Won as of December 31, 2018 and 2019, respectively. Debentures under cash flow hedge amounting to 823,219 million Won and 829,082 million Won are also included as of December 31, 2018 and 2019, respectively.
[2]	At the end of the previous term, hybrid securities were issued by Woori Bank, a subsidiary company, and were classified as non-controlling interests of capital from the 11th of January, 2019.
[3]	The earned surplus reserve in retained earnings amounted to 1,857,754 million Won and 2,039,754 million Won as of December 31, 2018 and 2019, respectively. The earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. The reserve is restricted for the payment of cash dividends but be used for offsetting a deficit or transferring to capital in accordance with the Act.
[4]	The regulatory reserve for credit loss in retained earnings amounted to 2,578,457 million and 2,356,246 million Won as of December 31, 2018 and 2019, respectively. The reserve is restricted for the payment of cash dividends pursuant to regulations.
[5]	69,533 million Won increased as of December 31, 2019 due to business combination of Woori Asset Management Corp., and Woori Asset Trust Co., Ltd. (Note 44)
[6]	69,533 million Won increased as of December 31, 2019 due to business combination of Woori Asset Management Corp., and Woori Asset Trust Co., Ltd. (Note 44)
[7]	The consolidated statements of changes in equity for the years ended December 31, 2018 and 2019 were prepared in accordance with IFRS 9; however, the comparative consolidated statement of changes in equity for the year ended December 31, 2017 was not retrospectively restated in accordance with IFRS 9.